Offering	12 Months Ended
Jul. 31, 2012
Offering Disclosure [Abstract]
OFFERING
5.	OFFERING

On March 26, 2012, the Company sold 4,000,000 Units, each Unit consisting of one Ordinary Share and one Warrant. Each Warrant entitles the holder to purchase from the Company one Ordinary Share at an exercise price of $10.00 commencing on the later of (a) March 21, 2013 or (b) the completion of a Business Combination, and will expire five years from the date of the consummation of the Business Combination, or earlier upon redemption or liquidation. The Warrants will be redeemable by the Company at a price of $0.01 per Warrant upon 30 days prior notice after the Warrants become exercisable, only in the event that the last sale price of the Ordinary Shares equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given.  In the event a registration statement is not effective at the time of exercise, the holders of the Warrants shall not be entitled to exercise such Warrants (except on a cashless basis under certain circumstances) and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrants and the Warrants will expire worthless.

The Company paid an underwriting discount of three percent (3.0%) of the public Unit offering price to the underwriters at the closing of the Public Offering. An additional corporate finance fee of two percent (2.0%) of the gross offering proceeds payable in cash to the underwriters is due upon the closing of a Business Combination.

The Company sold to C&Co/PrinceRidge LLC (formerly The PrinceRidge Group LLC) for $100, as additional compensation, an option to purchase up to 340,000 Units at $15.00 per unit. The units issuable upon exercise of this option are identical to those offered in the Public Offering. This option may be exercised commencing on the later of the consummation of an initial Business Combination and March 20, 2013 and ending on March 20, 2017.  The Company has accounted for the fair value of the unit purchase option, net of the receipt of the $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated the fair value of the unit purchase option is approximately $1.48 per unit (for a total fair value of approximately $503,200) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriters was estimated as of the date of grant using the following assumptions: (1) expected volatility of 30%, (2) risk-free interest rate of 1.09% and (3) expected life of 5 years.  Because the Units did not have a trading history, the volatility assumption was based on information available to management. The volatility assumption was calculated using the average volatility of the Russell Microcap Index.  The Company believes the volatility estimate was a reasonable benchmark to use in estimating the expected volatility of the Units. Although an expected life of five years was used in the calculation, if the Company does not consummate a Business Combination within the prescribed time period and it liquidates, the option will become worthless. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the unit purchase option to exercise the unit purchase option without the payment of cash.  The exercise price and number of Units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation of the Company.  However, the option will not be adjusted for issuances of Ordinary Shares at a price below its exercise price.

On May 17, 2012, the Company filed a Form 6-K with the SEC announcing that the representative of the underwriters of the Public Offering, which was consummated on March 26, 2012, had notified the Company that commencing May 18, 2012, the holders of the Units may elect to separately trade the Ordinary Shares and Warrants underlying such Units.  Those Units not separated will continue to trade on the Nasdaq Capital Market under the symbol “BGSCU” and each of the underlying Ordinary Shares and Warrants will trade under the symbols “BGSC” and “BGSCW”, respectively.  In addition, as a result of the underwriters electing to not exercise the over-allotment option in connection with the Public Offering, the initial shareholder forfeited 200,000 Ordinary Shares (after giving effect to a 1.125-to-1 reverse split of the Ordinary Shares).